Investments in affiliates and joint ventures - Summary of Movement in Investments In Affiliates and Joint Ventures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Balance, beginning of the year	$ 75,637	$ 55,974
Additions arising from the acquisition of MacKellar	85	0
Share of net income	25,815	37,053
Dividends and advances received from affiliates and joint ventures	(21,543)	(12,760)
Intercompany eliminations and other	1,441	(4,630)
Balance, end of the year	$ 81,435	$ 75,637